CASH AND CASH EQUIVALENTS	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 14 - CASH AND CASH EQUIVALENTS

For the purpose of the financial statements cash equivalents include all highly liquid investments with maturity of three months or less. As of March 31, 2015 and December 31 2014, the Company has recorded cash of $5,473 and $15,394, respectively.